Stockholder's Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
STOCKHOLDER'S EQUITY	STOCKHOLDER'S EQUITY
The Board of Directors of the Company has authorized 100,000 shares of common stock with a par value of $20 per share. All shares are issued and outstanding as of December 31, 2020 and 2019 and are owned by the Parent (see Note 1 to the Financial Statements). The Company paid dividends to its Parent of $2.4 million, $4.7 million, and $6.0 million during the years ended December 31, 2020, 2019 and 2018, respectively. In 2020, the Parent extinguished an $200000.0 million substantive debt that was owed by the Company which resulted in a non-cash capital increase within additional paid in capital.
The maximum amount of dividends which can be paid by State of New York insurance companies to shareholders without prior approval of the New York Department of Financial Services is subject to restrictions relating to statutory surplus (see as described in Note 8 to the Financial Statements).